AMORTIZATION AND DEPRECIATION (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Summary of amortization and depreciation
The following table provides details of amortization and depreciation:

	2020	2019
	$	$
Depreciation of capital assets	12,295	11,491
Depreciation of right-of-use assets	9,848	8,786
Amortization of intangibles	19,317	11,312
Amortization of debenture transaction costs	2,054	1,302
Total amortization and depreciation	43,514	32,891